DIVIDENDS ON ORDINARY SHARES (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends paid, ordinary shares	£ 2,288	£ 2,034	£ 1,070
Final dividend [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	£ 0.0205	£ 0.017	£ 0.015
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 1,475	£ 1,212	£ 1,070
Special dividend [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		£ 0.005	£ 0.005
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		£ 356	£ 357
Net of Credit for Unclaimed Dividends [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends paid, ordinary shares	£ 2,284	£ 2,014	£ 1,070
Lloyds Banking Group Share Incentive Plan [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	12,414,401	27,898,019
HBOS Share Incentive Plan Trust [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	445,625	445,625
Lloyds Banking Group Employee Share Ownernship Trust [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	13,346,132	10,699,978
Lloyds Group Holdings (Jersey) Limited [Member] | Waived rights to all but a nominal amount of one penny [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	42,846	42,846